RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Access Capital Community Investment Fund

Supplement dated September 28, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective September 25, 2012, Michael T. Lee resigned as President and Chief Executive Officer of the Trust and the Board of Trustees elected Kathleen A. Gorman as President, Chief Executive Officer and Trustee of the Trust. All references to and information regarding Michael T. Lee are deleted from the SAI.

The following information replaces the first two paragraphs under the heading “Trustee Attributes” on page 21 of the SAI:

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Mr. Bell has board, executive, finance and operations experience as a result of serving as a senior executive during his career in professional baseball; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance and operations for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

The following information is inserted on page 23 of the SAI:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee
Kathleen A. Gorman(4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).	13	None

(4)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Executive Officers table on page 23 of the SAI is revised to replace the information regarding Kathleen A. Gorman with the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012; Chief Compliance Officer since April 2006 and Assistant Secretary since September 2006	President, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).

The table on page 24 of the SAI is revised to include the following information:

Interested Trustee	Dollar Range of Shares in the Funds	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. Gorman[1]	None	$1 - $10,000

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

The table on page 25 of the SAI is revised to include the following information:

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†
Interested Trustee

Kathleen A. Gorman[1]	None	None	None	None

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

Prime Money Market Fund

Tax-Free Money Market Fund

U.S. Government Money Market Fund

Supplement dated September 28, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective September 25, 2012, Michael T. Lee resigned as President and Chief Executive Officer of the Trust and the Board of Trustees elected Kathleen A. Gorman as President, Chief Executive Officer and Trustee of the Trust. All references to and information regarding Michael T. Lee are deleted from the SAI.

The following information replaces the first paragraph under the heading “Trustee Attributes” on page 16 of the SAI:

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Mr. Bell has board, executive, finance and operations experience as a result of serving as a senior executive during his career in professional baseball; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance and operations for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

The following information is inserted on page 17 of the SAI:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee
Kathleen A. Gorman(4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).	13	None

(4)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Executive Officers table on page 18 of the SAI is revised to replace the information regarding Kathleen A. Gorman with the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012; Chief Compliance Officer since April 2006 and Assistant Secretary since September 2006	President, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).

The first table on page 19 of the SAI is revised to include the following information:

Interested Trustee	Dollar Range of Shares in the Funds	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. Gorman[1]		$1 - $10,000
Prime Money Market Fund	$1 - $10,000

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

The second table on page 19 of the SAI is revised to include the following information:

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†
Interested Trustee

Kathleen A. Gorman[1]	None	None	None	None

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Emerging Market Corporate Bond Fund

RBC BlueBay Global High Yield Bond Fund

RBC BlueBay Global Convertible Bond Fund

(“RBC BlueBay Funds”)

Supplement dated September 28, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective September 25, 2012, Michael T. Lee resigned as President and Chief Executive Officer of the Trust and the Board of Trustees elected Kathleen A. Gorman as President, Chief Executive Officer and Trustee of the Trust. All references to and information regarding Michael T. Lee are deleted from the SAI.

The following information replaces the first two paragraphs under the heading “Trustee Attributes” on page 20 of the SAI:

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Mr. Bell has board, executive, finance and operations experience as a result of serving as a senior executive during his career in professional baseball; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance and operations for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

The following information is inserted on page 22 of the SAI:

INTERESTED TRUSTEE

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee
Kathleen A. Gorman(4) (48)	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).	13	None

(4)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Executive Officers table on page 23 of the SAI is revised to replace the information regarding Kathleen A. Gorman with the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Kathleen A. Gorman (48)	President and Chief Executive Officer since September 2012; Chief Compliance Officer since April 2006 and Assistant Secretary since September 2006	President, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007-present); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009).

The table on page 24 of the SAI is revised to include the following information:

Interested Trustee	Dollar Range of Shares in the Funds	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. Gorman[1]	None	$1 - $10,000

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

The table on page 25 of the SAI is revised to include the following information:

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†
Interested Trustee

Kathleen A. Gorman[1]	None	None	None	None

1 Ms. Gorman was elected to the Board of Trustees on September 25, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE